ACQUISITION OF SUBSIDIARIES AND CERTAIN ASSETS (Details 3) - Electric Last Mile Inc. And Electric Last Mile Solutions Inc. [Member]	1 Months Ended
Nov. 30, 2022 USD ($)
Asset Acquisition [Line Items]
Land	$ 1,440,000
Buildings and site improvements	41,287,038
Equipment	27,336,511
Intangible assets: engineering design	22,112,791
Inventory	13,198,692
Total Purchased Assets	$ 105,375,032